Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Jan. 16, 2020
Disclosure of classes of share capital [line items]
Number of shares issued	60,238,026	61,029,772
Percentage of voting equity interests acquired	100.00%		100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,414,255
Percentage of voting equity interests acquired	13.97%
Compass Group LLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	6,102,239
Percentage of voting equity interests acquired	10.13%
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	6,043,163
Percentage of voting equity interests acquired	10.03%
Renaissance Technologies LLC
Disclosure of classes of share capital [line items]
Number of shares issued	3,538,931
Percentage of voting equity interests acquired	5.87%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	36,139,438
Percentage of voting equity interests acquired	59.99%